Contingencies and Commitments - Guarantees Granted - Banchile Corredores de Seguros Ltda (Details) - Banchile Corredores de Seguros Ltda.	Dec. 31, 2017 CLF ( ) item
Bank guarantees given in relation to subsidiary's business activities:
Number of insurance policies | item	2
Responsibility for errors and omissions policy	60,000
Civil responsibility policy	500